Fair value measurement - Contingent consideration (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Fair value measurement
Contingent consideration	$ 166,105	$ 141,711
Royalty Deed
Fair value measurement
Contingent consideration	46,515	47,661	$ 46,420	$ 43,985
Contingent copper consideration
Fair value measurement
Contingent consideration	$ 119,590	$ 94,050	$ 94,400	$ 84,200